Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, equipment and software, net
Property, equipment and software, gross	¥ 977,149		¥ 1,312,786
Less: Accumulated depreciation	(821,777)		(974,462)
Less: Accumulated impairment	(15,947)		(15,518)
Property, equipment and software, net	139,425		322,806		$ 19,101
Depreciation expenses	151,313	$ 20,730	257,630	¥ 421,345
Impairment charges	4,199	$ 575	2,588	¥ 21,560
Power banks
Property, equipment and software, net
Property, equipment and software, gross	643,888		705,445
Cabinets
Property, equipment and software, net
Property, equipment and software, gross	240,388		521,996
Software
Property, equipment and software, net
Property, equipment and software, gross	29,653		28,160
Photovoltaic power stations
Property, equipment and software, net
Property, equipment and software, gross	22,758		22,688
Production tools
Property, equipment and software, net
Property, equipment and software, gross	16,176		15,214
Computer and electronic equipment
Property, equipment and software, net
Property, equipment and software, gross	15,291		14,370
Leasehold improvements
Property, equipment and software, net
Property, equipment and software, gross	5,080		4,063
Construction in progress
Property, equipment and software, net
Property, equipment and software, gross	2,856		19
Others
Property, equipment and software, net
Property, equipment and software, gross	¥ 1,059		¥ 831